Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Vanguard Bond Index Funds
Entity Central Index Key	0000794105
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000105308 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBIUX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[1]
Net Assets	$ 52,656,000,000
Holdings Count | Holding	2,331
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$52,656
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	27%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	38.1%
Sovereign Bonds	4.6%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	55.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000024520 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBIMX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[2]
Net Assets	$ 52,656,000,000
Holdings Count | Holding	2,331
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$52,656
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	27%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	38.1%
Sovereign Bonds	4.6%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	55.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007058 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBILX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[3]
Net Assets	$ 52,656,000,000
Holdings Count | Holding	2,331
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$52,656
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	27%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	38.1%
Sovereign Bonds	4.6%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	55.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000046841 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BIV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[4]
Net Assets	$ 52,656,000,000
Holdings Count | Holding	2,331
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$52,656
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	27%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	38.1%
Sovereign Bonds	4.6%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	55.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007057 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Intermediate-Term Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VBIIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Intermediate-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[5]
Net Assets	$ 52,656,000,000
Holdings Count | Holding	2,331
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$52,656
Number of Portfolio Holdings	2,331
Portfolio Turnover Rate	27%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	38.1%
Sovereign Bonds	4.6%
Taxable Municipal Bonds	0.3%
U.S. Government and Agency Obligations	55.8%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000046842 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BLV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[6]
Net Assets	$ 8,673,000,000
Holdings Count | Holding	2,970
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$8,673
Number of Portfolio Holdings	2,970
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	41.2%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.7%
U.S. Government and Agency Obligations	52.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000209800 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBLAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[7]
Net Assets	$ 8,673,000,000
Holdings Count | Holding	2,970
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$8,673
Number of Portfolio Holdings	2,970
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	41.2%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.7%
U.S. Government and Agency Obligations	52.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000024522 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBLLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[8]
Net Assets	$ 8,673,000,000
Holdings Count | Holding	2,970
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$8,673
Number of Portfolio Holdings	2,970
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	41.2%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.7%
U.S. Government and Agency Obligations	52.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105309 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Long-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBLIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Long-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[9]
Net Assets	$ 8,673,000,000
Holdings Count | Holding	2,970
Investment Company Portfolio Turnover	13.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$8,673
Number of Portfolio Holdings	2,970
Portfolio Turnover Rate	13%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	41.2%
Sovereign Bonds	2.8%
Taxable Municipal Bonds	1.7%
U.S. Government and Agency Obligations	52.8%
Other Assets and Liabilities—Net	1.5%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105311 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[10]
Net Assets	$ 69,937,000,000
Holdings Count | Holding	3,200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$69,937
Number of Portfolio Holdings	3,200
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	24.5%
Sovereign Bonds	5.0%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	69.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000105310 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Institutional Shares
Trading Symbol	VBITX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[11]
Net Assets	$ 69,937,000,000
Holdings Count | Holding	3,200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$69,937
Number of Portfolio Holdings	3,200
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	24.5%
Sovereign Bonds	5.0%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	69.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007061 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBIRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$3	0.06%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.06%	[12]
Net Assets	$ 69,937,000,000
Holdings Count | Holding	3,200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$69,937
Number of Portfolio Holdings	3,200
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	24.5%
Sovereign Bonds	5.0%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	69.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000046843 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	ETF Shares
Trading Symbol	BSV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[13]
Net Assets	$ 69,937,000,000
Holdings Count | Holding	3,200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$69,937
Number of Portfolio Holdings	3,200
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	24.5%
Sovereign Bonds	5.0%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	69.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007060 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Short-Term Bond Index Fund
Class Name	Investor Shares
Trading Symbol	VBISX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Short-Term Bond Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[14]
Net Assets	$ 69,937,000,000
Holdings Count | Holding	3,200
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$69,937
Number of Portfolio Holdings	3,200
Portfolio Turnover Rate	29%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Corporate Bonds	24.5%
Sovereign Bonds	5.0%
Taxable Municipal Bonds	0.0%
U.S. Government and Agency Obligations	69.3%
Other Assets and Liabilities—Net	1.2%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007062 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Investor Shares
Trading Symbol	VBMFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$7	0.15%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 7
Expense Ratio, Percent	0.15%	[15]
Net Assets	$ 398,069,000,000
Holdings Count | Holding	17,408
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000046844 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	ETF Shares
Trading Symbol	BND
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$1	0.03%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.03%	[16]
Net Assets	$ 398,069,000,000
Holdings Count | Holding	17,408
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007063 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VBTLX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$2	0.04%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 2
Expense Ratio, Percent	0.04%	[17]
Net Assets	$ 398,069,000,000
Holdings Count | Holding	17,408
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007064 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Shares
Trading Symbol	VBTIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.025%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.025%	[18]
Net Assets	$ 398,069,000,000
Holdings Count | Holding	17,408
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000081425 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Plus Shares
Trading Symbol	VBMPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Plus Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[19]
Net Assets	$ 398,069,000,000
Holdings Count | Holding	17,408
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170279 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VTBSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$0	0.01%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.01%	[20]
Net Assets	$ 398,069,000,000
Holdings Count | Holding	17,408
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$398,069
Number of Portfolio Holdings	17,408
Portfolio Turnover Rate	21%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	25.4%
Sovereign Bonds	3.4%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	67.9%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000054351 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Institutional Shares
Trading Symbol	VIPIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$3	0.07%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.07%	[21]
Net Assets	$ 28,202,000,000
Holdings Count | Holding	130
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$28,202
Number of Portfolio Holdings	130
Portfolio Turnover Rate	27%

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of June 30, 2026)
0 - 5 Years	48.9%
5 - 10 Years	36.6%
10 - 15 Years	1.4%
15 - 20 Years	5.0%
20 - 25 Years	3.0%
Over 25 Years	4.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000054350 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Admiral™ Shares
Trading Symbol	VAIPX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.10%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.10%	[22]
Net Assets	$ 28,202,000,000
Holdings Count | Holding	130
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$28,202
Number of Portfolio Holdings	130
Portfolio Turnover Rate	27%

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of June 30, 2026)
0 - 5 Years	48.9%
5 - 10 Years	36.6%
10 - 15 Years	1.4%
15 - 20 Years	5.0%
20 - 25 Years	3.0%
Over 25 Years	4.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000054349 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Inflation-Protected Securities Fund
Class Name	Investor Shares
Trading Symbol	VIPSX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Inflation-Protected Securities Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$10	0.20%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[23]
Net Assets	$ 28,202,000,000
Holdings Count | Holding	130
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$28,202
Number of Portfolio Holdings	130
Portfolio Turnover Rate	27%

Holdings [Text Block]
Distribution by Stated Maturity % of Net Asset (as of June 30, 2026)
0 - 5 Years	48.9%
5 - 10 Years	36.6%
10 - 15 Years	1.4%
15 - 20 Years	5.0%
20 - 25 Years	3.0%
Over 25 Years	4.3%
Other Assets and Liabilities—Net	0.8%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000075027 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market II Index Fund
Class Name	Investor Shares
Trading Symbol	VTBIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$4	0.09%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.09%	[24]
Net Assets	$ 386,563,000,000
Holdings Count | Holding	15,862
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$386,563
Number of Portfolio Holdings	15,862
Portfolio Turnover Rate	62%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	24.4%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	69.0%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000075028 [Member]
Shareholder Report [Line Items]
Fund Name	Vanguard Total Bond Market II Index Fund
Class Name	Institutional Shares
Trading Symbol	VTBNX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Vanguard Total Bond Market II Index Fund (the "Fund") for the period of January 1, 2026, to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf‑next‑gen‑form‑webapp/fund‑literature
Expenses [Text Block]
What were the Fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$1	0.02%[1]
[1]	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.02%	[25]
Net Assets	$ 386,563,000,000
Holdings Count | Holding	15,862
Investment Company Portfolio Turnover	62.00%
Additional Fund Statistics [Text Block]
Fund Statistics (as of June 30, 2026)
Fund Net Assets (in millions)	$386,563
Number of Portfolio Holdings	15,862
Portfolio Turnover Rate	62%

Holdings [Text Block]
Portfolio Composition % of Net Assets (as of June 30, 2026)
Asset-Backed/Commercial Mortgage-Backed Securities	1.9%
Corporate Bonds	24.4%
Sovereign Bonds	3.3%
Taxable Municipal Bonds	0.4%
U.S. Government and Agency Obligations	69.0%
Other Assets and Liabilities—Net	1.0%
This table reflects the Fund’s investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
How has the Fund changed?
Effective January 12, 2026, The Vanguard Group, Inc. exercises portfolio management responsibilities for the fund through its wholly-owned subsidiary, Vanguard Capital Management, LLC.
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since December 31, 2025. For more complete information, you may review the Fund’s prospectus at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature

[1]	Annualized.
[2]	Annualized.
[3]	Annualized.
[4]	Annualized.
[5]	Annualized.
[6]	Annualized.
[7]	Annualized.
[8]	Annualized.
[9]	Annualized.
[10]	Annualized.
[11]	Annualized.
[12]	Annualized.
[13]	Annualized.
[14]	Annualized.
[15]	Annualized.
[16]	Annualized.
[17]	Annualized.
[18]	Annualized.
[19]	Annualized.
[20]	Annualized.
[21]	Annualized.
[22]	Annualized.
[23]	Annualized.
[24]	Annualized.
[25]	Annualized.